Common stock	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Common stock
Common stock

5. Common stock

        On March 28, 2012, the Company's board of directors and stockholders approved, and the Company filed, a restated certificate of incorporation effecting a Reverse Stock Split of the outstanding shares of the Company's common stock at a ratio of one share for every 2.023 shares outstanding, so that every 2.023 outstanding shares of Common Stock before the Reverse Stock Split represented one share of Common Stock after the Reverse Stock Split. Each stockholder's percentage ownership interest in the Company and proportional voting power remains unchanged after the Reverse Stock Split, except for minor changes and adjustments resulting from rounding of fractional interests. The rights and privileges of the holders of capital stock were unaffected by the Reverse Stock Split. All information in these financial statements has, unless otherwise indicated, been retroactively adjusted for all periods presented to give effect to the Reverse Stock Split.

        The Company is authorized to issue 23,000,000 shares of $0.001 par value common stock. As of June 30, 2012, there were 1,555,232 shares of common stock outstanding.

        The Company has reserved the following shares of common stock for the potential conversion of the Series A Preferred Stock and the Series B Preferred Stock and the exercise of stock options and stock awards:

	June 30, 2012	December 31, 2011
Series A Preferred Stock	3,064,753	3,064,753
Series B Preferred Stock	6,770,563	—
Outstanding stock options and stock awards	686,542	617,633

	10,521,858	3,682,386

4. Common stock

        On March 28, 2012, the Company's board of directors and stockholders approved, and the Company filed, a restated certificate of incorporation effecting a Reverse Stock Split of the outstanding shares of the Company's common stock at a ratio of one share for every 2.023 shares outstanding, so that every 2.023 outstanding shares of Common Stock before the Reverse Stock Split represented one share of Common Stock after the Reverse Stock Split. Each stockholder's percentage ownership interest in the Company and proportional voting power remains unchanged after the Reverse Stock Split except for minor changes and adjustments resulting from rounding of fractional interests. The rights and privileges of the holders of capital stock were unaffected by the Reverse Stock Split. All information in these financial statements has, unless otherwise indicated, been retroactively adjusted for all periods presented to give effect to the Reverse Stock Split.

        As of December 31, 2011 the Company's Certificate of Incorporation, as amended, authorized the Company to issue 18,000,000 shares of $0.001 par value Common Stock. As of December 31, 2011, there were 1,209,760 shares of Common Stock outstanding.

        The Company has reserved the following shares of common stock for the potential conversion of the Series A Preferred Stock and the exercise of stock options:

December 31, 2011
Series A Preferred Stock	3,064,753
Exercise of stock options and awards	617,633

3,682,386

        Each share of common stock is entitled to one vote, subject to certain voting rights of the Series A Preferred Stock as discussed in Note 3. The holders of the common stock are also entitled to receive dividends whenever funds are legally available and when declared by the board of directors, subject to the prior rights of the holders of the Series A Preferred Stock.